Lease Incentives - Schedule of Lease Incentives (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Current portion	$ 1,484	$ 1,311
Long term portion	14,970	12,628
Total lease incentives	$ 16,454	$ 13,939